Business Segment Information (Details) - Schedule of operating results for business segments - Ambulnz, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Segment Information (Details) - Schedule of operating results for business segments [Line Items]
Revenues	$ 85,838,988	$ 26,936,613	$ 197,394,379	$ 62,850,433	$ 94,090,658	$ 48,299,112
(Loss) income from operations	1,519,218	(2,559,259)	(95,984)	(10,319,444)	(14,757,683)	(20,762,734)
Total assets	144,078,865	97,747,299	144,078,865	96,324,978
Depreciation and amortization expense	2,019,576	1,369,762	5,514,303	4,065,445	5,507,655	4,182,271
Stock compensation	463,046	171,768	1,224,580	515,305	687,072	457,467
Long-lived assets	27,894,236	26,390,260	27,894,236	24,832,378
Transportation Services [Member]
Business Segment Information (Details) - Schedule of operating results for business segments [Line Items]
Revenues	17,916,162	15,242,252	65,657,142	47,577,542	63,188,855	46,424,896
(Loss) income from operations	(11,308,739)	(5,028,689)	(15,309,680)	(13,382,146)	(19,285,424)	(20,920,717)
Total assets	115,444,782	95,201,741	115,444,782	93,779,420
Depreciation and amortization expense	1,860,088	1,368,802	5,214,607	4,064,424	5,496,769	4,182,271
Stock compensation	458,346	171,768	1,215,180	515,305	687,072	457,467
Long-lived assets	25,641,586	26,361,180	25,641,586	24,803,298
Mobile Health Services [Member]
Business Segment Information (Details) - Schedule of operating results for business segments [Line Items]
Revenues	67,922,826	11,694,361	131,737,237	15,272,891	30,901,803	1,874,216
(Loss) income from operations	12,827,957	2,469,430	15,213,696	3,062,702	4,527,741	157,983
Total assets	28,634,083	2,545,558	28,634,083	2,545,558
Depreciation and amortization expense	159,488	960	299,696	1,021	10,886
Stock compensation	4,700		9,400
Long-lived assets	$ 2,252,650	$ 29,080	$ 2,252,650	$ 29,080